Portfolio of Investments

June 30, 2021 (Unaudited)

Rareview Dynamic Fixed Income ETF

Portfolio of Investments Summary Table	Percentage of Fair Value (%)
Financials	4.7
Exchange-Traded Funds	95.2
Options on Futures	0.1
Total	100.0

Portfolio holdings and allocations are subject to change. As of June 30, 2021, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments
Shares		Fair Value ($)
Common Stocks — 4.6%
Financials — 4.6%
52,561	AGNC Investment Corp.	887,756
104,081	Annaly Capital Management, Inc.	924,239
		1,811,995
Total Common Stocks (Cost $1,779,549)		1,811,995

Exchange-Traded Funds — 92.3%
150,905	Ares Dynamic Credit Allocation Fund, Inc.	2,440,134
26,142	BlackRock Credit Allocation Income Trust	407,554
106,014	BlackRock Floating Rate Income Strategies Fund, Inc.	1,404,686
126,615	BlackRock MuniVest Fund, Inc.	1,218,036
39,192	BlackRock MuniYield Quality Fund III, Inc.	582,001
136,858	BrandywineGLOBAL Global Income Opportunities Fund	1,725,779
39,486	DoubleLine Yield Opportunities Fund	789,720
89,357	Eaton Vance Municipal Bond Fund	1,222,404
178,458	Invesco Dynamic Credit Opportunities Fund	2,116,512
44,141	Invesco High Income 2023 Target Term Fund	430,375
79,878	Invesco Value Municipal Income Trust	1,317,188
334,364	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	2,046,308
110,684	Nuveen AMT-Free Quality Municipal Income Fund	1,737,739
182,615	Nuveen Floating Rate Income Fund	1,829,802
52,366	Nuveen Municipal Credit Opportunities Fund	808,007
55,829	Nuveen New Jersey Quality Municipal Income Fund	870,374
102,271	Nuveen Quality Municipal Income Fund	1,637,359
293,970	Nuveen Senior Income Fund	1,737,363
101,678	Nuveen Short Duration Credit Opportunities Fund	1,524,153
135,606	PGIM Global High Yield Fund, Inc.	2,161,560
138,974	PGIM High Yield Bond Fund, Inc.	2,261,107
76,077	Pioneer Municipal High Income Advantage Trust	938,790
178,921	Templeton Emerging Markets Income Fund	1,426,000
209,197	Western Asset Emerging Markets Debt Fund, Inc.	2,930,850
73,546	Western Asset Managed Municipals Fund, Inc.	996,548
		36,560,349
Total Exchange-Traded Funds (Cost $34,756,642)		36,560,349

Purchased Options on Futures — 0.1%
Total Purchased Options on Futures (Cost $40,278)		31,562
Total Investments — 97.0%
(Cost $36,576,469)		38,403,906
Other Assets in Excess of Liabilities — 3.0%		1,190,100
Net Assets — 100.0%		$39,594,006

AMT — Alternative Minimum Tax

Portfolio of Investments (continued)

    June 30, 2021 (Unaudited)

Rareview Dynamic Fixed Income ETF

Futures Contracts Sold

Description	Number of Contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
Gold 100 Oz August Futures	10	8/27/21	1,771,600	61,666
			1,771,600	61,666

	Total unrealized appreciation			61,666
	Total unrealized depreciation			–
	Total net unrealized appreciation/(depreciation)			$61,666

Written Options on Futures Contracts

Exchange-traded options on futures contracts written as of June 30, 2021 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount ($)(a)	Strike Price ($)	Expiration Date	Value ($)
Euro$ 1Y Midcap Value Options	Put	1,010	100,243	99.25	9/10/21	(18,938)
						(18,938)
Purchased Options on Futures Contracts

Exchanged-traded options on futures contracts purchased as of June 30, 2021 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount ($)(a)	Strike Price ($)	Expiration Date	Value ($)
Euro$ 1Y Midcap Value Options	Put	1,010	100,374	99.38	9/10/21	31,562
						31,562

(a)

Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.

Portfolio of Investments

June 30, 2021 (Unaudited)

Rareview Tax Advantaged Income ETF

Portfolio of Investments Summary Table	Percentage of Fair Value (%)
Exchange-Traded Funds	99.9
Options on Futures	0.1
Total	100.0

Portfolio holdings and allocations are subject to change. As of June 30, 2021, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments
Shares		Fair Value ($)
Exchange-Traded Funds — 96.6%
145,447	BlackRock MuniVest Fund, Inc.	1,399,200
43,918	BlackRock MuniYield Quality Fund III, Inc.	652,182
102,585	Eaton Vance Municipal Bond Fund	1,403,363
100,458	Invesco Value Municipal Income Trust	1,656,552
121,638	Nuveen AMT-Free Quality Municipal Income Fund	1,909,717
33,115	Nuveen Municipal Credit Opportunities Fund	510,964
49,944	Nuveen New Jersey Quality Municipal Income Fund	778,627
111,963	Nuveen Quality Municipal Income Fund	1,792,528
85,150	Pioneer Municipal High Income Advantage Trust	1,050,751
83,810	Western Asset Managed Municipals Fund, Inc.	1,135,626
		12,289,510
Total Exchange-Traded Funds (Cost $11,607,105)		12,289,510

Purchased Options on Futures — 0.1%
Total Purchased Options on Futures (Cost $16,175)		12,875
Total Investments — 96.7%
(Cost $11,623,280)		12,302,385
Other Assets in Excess of Liabilities — 3.3%		419,557
Net Assets — 100.0%		$12,721,942

AMT — Alternative Minimum Tax

Futures Contracts Sold

Description	Number of Contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
Gold 100 Oz August Futures	3	8/27/21	531,480	20,053
			531,480	20,053

	Total unrealized appreciation			20,053
	Total unrealized depreciation			–
	Total net unrealized appreciation/(depreciation)			$20,053

Written Options on Futures Contracts

Exchange-traded options on futures contracts written as of June 30, 2021 were as follows:

Portfolio of Investments (continued)

June 30, 2021 (Unaudited)

Rareview Tax Advantaged Income ETF

Description	Put/Call	Number of Contracts	Notional Amount ($)(a)	Strike Price ($)	Expiration Date	Value ($)
Euro$ 1Y Midcap Value Options	Put	412	40,891	99.25	9/10/21	(7,725)
						(7,725)
Purchased Options on Futures Contracts

Exchanged-traded options on futures contracts purchased as of June 30, 2021 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount ($)(a)	Strike Price ($)	Expiration Date	Value ($)
Euro$ 1Y Midcap Value Options	Put	412	40,945	99.38	9/10/21	12,875
						12,875

(a)

Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.